Property and Equipment, Net (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property and Equipment, Net
Property and equipment, gross	¥ 93,272,592	$ 14,636,505	¥ 91,871,081
Accumulated depreciation	(78,656,883)	(12,342,981)	(74,777,244)
Property and equipment, net	14,615,709	2,293,524	17,093,837
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	63,818,864	10,014,572	58,932,840
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	25,752,267	4,041,093	29,236,780
Motor vehicles
Property and Equipment, Net
Property and equipment, gross	¥ 3,701,461	$ 580,840	¥ 3,701,461